Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements Of Financial Position (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash at bank	¥ 39,598,785	¥ 43,882,127	¥ 34,743,188
Financial assets at fair value through profit or loss	28,892,604	29,089,447
Financial assets at amortized cost	3,011,570	4,716,448
Accounts and other receivables and contract assets	7,293,671	15,758,135
Investments accounted for using the equity method	2,609	39,271
Total assets	237,023,009	349,262,807
LIABILITIES
Borrowings	38,823,284	36,915,513
Accounts and other payables and contract liabilities	6,977,118	12,198,654
Convertible promissory notes payable	5,650,268	5,164,139
Optionally convertible promissory notes	0	8,142,908
Other liabilities	1,759,672	2,000,768
Total liabilities	143,339,227	254,476,132
EQUITY
Share capital	75	75
Share premium	32,142,233	32,073,874
Treasury shares	(5,642,768)	(5,642,769)
Other reserves	155,849	2,158,432	9,304,995	¥ 7,418,710
Retained earnings	65,487,099	64,600,234
Total equity	93,683,782	94,786,675	94,559,203	¥ 83,151,321
Total liabilities and equity	237,023,009	349,262,807
Parent [member]
ASSETS
Cash at bank	68,371	1,644,302
Financial assets at fair value through profit or loss	0	767,636
Financial assets at amortized cost	0	155,602
Accounts and other receivables and contract assets	112,614	1,627,343
Investments accounted for using the equity method	102,403,569	106,288,653	¥ 95,872,302
Total assets	102,584,554	110,483,536
LIABILITIES
Borrowings	4,719,759	139,054
Accounts and other payables and contract liabilities	26,305	3,803,643
Convertible promissory notes payable	5,650,268	5,164,139
Optionally convertible promissory notes	0	8,142,908
Other liabilities	45,734	43,946
Total liabilities	10,442,066	17,293,690
EQUITY
Share capital	75	75
Share premium	32,142,233	32,073,874
Treasury shares	(5,642,768)	(5,642,769)
Other reserves	155,849	2,158,432
Retained earnings	65,487,099	64,600,234
Total equity	92,142,488	93,189,846
Total liabilities and equity	¥ 102,584,554	¥ 110,483,536